Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
LIABILITIES
Deferred income tax liabilities	$ (247)	$ (37)
Goodwill	9,199	9,451
Net cash outflow arising on acquisition
Total outflow in the Consolidated Statement of Cash Flows	3,253	1,494	[1]	$ 351	[1]
Business combinations
Non-current assets
Property, plant and equipment	906	609		134
Intangible assets (i)	987	131		31
Equity accounted investments	28	0		0
Total non-current assets	1,921	740		165
Current assets
Inventories	375	157		23
Trade and other receivables	227	191		47
Cash and cash equivalents	22	7		0
Total current assets	624	355		70
LIABILITIES
Trade and other payables	(195)	(143)		(21)
Provisions for liabilities	(19)	(1)		0
Lease liabilities	(107)	(88)		(12)
Interest-bearing loans and borrowings	(8)	(3)		0
Current income tax liabilities	0	0		(1)
Deferred income tax liabilities	(247)	(37)		0
Total liabilities	(576)	(272)		(34)
Total identifiable net assets at fair value	1,969	823		201
Goodwill	1,320	679		157
Total consideration	3,289	1,502		358
Consideration satisfied by:
Cash payments	3,275	1,501		351
Deferred consideration (stated at net present cost)	10	0		4
Contingent consideration	4	1		3
Total consideration	3,289	1,502		358
Net cash outflow arising on acquisition
Cash consideration	3,275	1,501		351
Less: cash and cash equivalents acquired	(22)	(7)		0
Total outflow in the Consolidated Statement of Cash Flows	3,253	$ 1,494		$ 351
Barrette
Non-current assets
Property, plant and equipment	309
Intangible assets (i)	809
Equity accounted investments	0
Total non-current assets	1,118
Current assets
Inventories	247
Trade and other receivables	168
Cash and cash equivalents	8
Total current assets	423
LIABILITIES
Trade and other payables	(148)
Provisions for liabilities	(16)
Lease liabilities	(48)
Interest-bearing loans and borrowings	0
Current income tax liabilities	0
Deferred income tax liabilities	(192)
Total liabilities	(404)
Total identifiable net assets at fair value	1,137
Goodwill	774
Total consideration	1,911
Consideration satisfied by:
Cash payments	1,911
Deferred consideration (stated at net present cost)	0
Contingent consideration	0
Total consideration	1,911
Net cash outflow arising on acquisition
Cash consideration	1,911
Less: cash and cash equivalents acquired	(8)
Total outflow in the Consolidated Statement of Cash Flows	1,903
Other acquisitions
Non-current assets
Property, plant and equipment	597
Intangible assets (i)	178
Equity accounted investments	28
Total non-current assets	803
Current assets
Inventories	128
Trade and other receivables	59
Cash and cash equivalents	14
Total current assets	201
LIABILITIES
Trade and other payables	(47)
Provisions for liabilities	(3)
Lease liabilities	(59)
Interest-bearing loans and borrowings	(8)
Current income tax liabilities	0
Deferred income tax liabilities	(55)
Total liabilities	(172)
Total identifiable net assets at fair value	832
Goodwill	546
Total consideration	1,378
Consideration satisfied by:
Cash payments	1,364
Deferred consideration (stated at net present cost)	10
Contingent consideration	4
Total consideration	1,378
Net cash outflow arising on acquisition
Cash consideration	1,364
Less: cash and cash equivalents acquired	(14)
Total outflow in the Consolidated Statement of Cash Flows	$ 1,350

[1]	See the Accounting Policies on page 181 for further details.